Leasing Arrangements (Tables)	12 Months Ended
Dec. 28, 2013
Minimum Contractual Commitments under Long-Term Operating Leases

$4.5 million, $3.9 million and $3.1 million, respectively. Minimum contractual commitments under long-term operating leases, which primarily relate to land, plant and equipment and under royalty agreements as of December 28, 2013, are as follows:

	Operating Leases	Royalty Agreements
2014	$4,034	$2,044
2015	3,890	2,065
2016	3,098	1,974
2017	2,376	2,047
2018	1,983	1,434

Continental Cement Company, L.L.C. [Member]
Minimum Contractual Commitments under Long-Term Operating Leases	Minimum rental commitments under long-term operating leases as of December 28, 2013, are as follows:

2014	$378
2015	341
2016	325
2017	291
2018	291